                        MORGAN STANLEY TOTAL RETURN TRUST
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020



                                                    October 7, 2002


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:      Morgan Stanley Total Return Trust
         File No's. 33-81012 and 811-8600
         Rule 497(j) Filing
         ---------------------------------

Dear Sir or Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(e) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on September 30, 2002.


                                                 Very truly yours,
                                                 /s/ Sheldon Winicour
                                                 --------------------
                                                 Sheldon Winicour
                                                 Assistant Secretary


Enclosures
cc: Barry Fink
    Larry Greene